SHAREHOLDERS' EQUITY (Details 7) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic and Diluted Earnings Per Share
Net income/(loss)	47,976	(270,697)	12,811
Weighted average shares outstanding - Basic (in shares)	200,567	195,633	179,889
Dilutive impact of options (in shares)	837		456
Weighted average shares outstanding - Diluted (in shares)	201,404	195,633	180,345
Net income/(loss) per share
Basic (in dollars per share)	0.24	(1.38)	0.07
Diluted (in dollars per share)	0.24	(1.38)	0.07